CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	750,000,000	240,000,000
Common stock, issued	239,234,725	184,553,676
Common stock, outstanding	239,234,725	184,553,676
Convertible Preferred Series D Stock [Member]
Convertible preferred stock, par value	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	21,735,008	0
Convertible preferred stock, issued	21,735,008	0
Convertible preferred stock, outstanding	21,735,008	0
Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	100,000,000	100,000,000
Convertible preferred stock, issued	42,199,547	6,990,328
Convertible preferred stock, outstanding	42,199,547	6,990,328